Note 3 - Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]
3.	NET LOSS PER SHARE

Basic and diluted net loss per common share is determined by dividing net loss less deemed dividends by the weighted-average common shares outstanding during the period. For all periods presented, the common shares underlying the stock options, RSUs and warrants have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted-average common shares outstanding used to calculate both basic and diluted loss per common shares is the same. The following table illustrates the computation of basic and diluted loss per share:

	Year Ended
	December 31,
(In thousands)	2024	2023
Net loss	$(26,898)	$(20,949)
Less: Initial Public Offering Common Stock discount amortization	(58)	(100)
Less: Public Offering Common Stock discount amortization	(246)	(245)
Less: Undeclared dividends attributable to convertible preferred stock	(6,530)	(2,206)
Net loss attributable to common shareholders	$(33,732)	$(23,500)

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Common Stock	Preferred Stock	Common Stock	Preferred Stock
Net loss per share, basic and diluted
Allocation of undistributed net loss	$(4,626)	$(29,106)	$(13,817)	$(9,683)
Weighted average shares outstanding, basic and diluted	1,460,883	26,069	1,097,630	8,773
Basic and diluted net loss per share	$(3.17)	$(1,116.47)	$(12.59)	$(1,103.73)